PUBLIC SERVICE ELETRIC POWER CONCESSIONS - Extension of public electric power concessions (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$) GW MW	Dec. 31, 2016 BRL (R$)	Oct. 02, 2015 BRL (R$) MW	Dec. 11, 2014 BRL (R$) MW
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts) | GW	48,120.000
Residual book value of assets	R$ 2,294,541	R$ 2,545,269
Furnas
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts) | MW			4,617
Base value of assets			R$ 1,311,900
Residual book value of assets	R$ 1,449,782	1,700,510	R$ 995,718
Chesf
PUBLIC SERVICE ELETRIC POWER CONCESSIONS
Total installed capacity (in watts) | MW	10,613			9,208.5
Base value of assets				R$ 4,802,300
Residual book value of assets	R$ 487,822	R$ 487,822		R$ 487,822